Right-of-use assets and lease liabilities - Operating lease expenses (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Right-of-use assets and lease liabilities
Operating lease expenses	¥ 548,350	$ 76,547	¥ 105,879